Concentration of major customers and suppliers - Total purchases (Details) - item	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Concentration Risk [Line Items]
Number of supplier	1
Cost of Goods and Service, Product and Service Benchmark | Supplier Concentration Risk
Concentration Risk [Line Items]
Number of supplier	4	4
Cost of Goods and Service, Product and Service Benchmark | Supplier Concentration Risk | Supplier one
Concentration Risk [Line Items]
Concentration risk percentage	22.00%	24.00%
Cost of Goods and Service, Product and Service Benchmark | Supplier Concentration Risk | Supplier two
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	18.00%
Cost of Goods and Service, Product and Service Benchmark | Supplier Concentration Risk | Supplier three
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	16.00%
Cost of Goods and Service, Product and Service Benchmark | Supplier Concentration Risk | Supplier Four
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	10.00%